Description of the Plan (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Minimum participant age	18 years
Participant compensation matched, minimum service period	3 months
Maximum annual compensation to total compensation, percentage	75.00%
Catch-up contribution, minimum age	50 years
Minimum borrowing, amount	$ 1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
General loan, borrowing term	5 years
Primary residence, borrowing term	10 years
Involuntary cash-out limit	$ 7,000
Involuntary cash-out minimum	1,000
Forfeited nonvested account	4,676	$ 20,410
Forfeited nonvested account, excess contributions	14,898
Forfeited nonvested account, decrease from administrative expense	$ 438,824
Threshold One
EBP, Description of Plan [Line Items]
Matching percentage	100.00%
Participant compensation matched, percentage	3.00%
Threshold Two
EBP, Description of Plan [Line Items]
Matching percentage	50.00%
Participant compensation matched, percentage	2.00%
Threshold Three
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	4.00%